Incentive Stock Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The table below summarizes the stock option activity for the year ended December 31, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at beginning of period	1,328,696	$0.54	3.67	$8,529
Granted at fair value	—	—
Exercised	(163,962)	0.56
Forfeited	(5,157)	1.08
Outstanding at end of period	1,159,577	$0.54	2.67	$17,990
Options exercisable at December 31, 2019	1,159,577	$0.54	2.67	$17,990

Schedule of Stock Options by Exercise Price Range
At the end of 2015, the Company ceased issuing stock options. The following summarizes information about the Company’s options outstanding as of December 31, 2019:

	Options Outstanding		Options Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Term	Shares	Weighted- Average Remaining Contractual Term
		(in years)		(in years)
$0.31 - $0.69	952,867	2.1	952,867	2.1
$0.70 - $1.07	35,000	4.5	35,000	4.5
$1.08 - $1.10	101,405	5.1	101,405	5.1
$1.11 - $3.97	70,305	5.3	70,305	5.3
	1,159,577		1,159,577

Summary of Restricted Stock Units
The table below summarizes the activity regarding unvested restricted stock units for the year ended December 31, 2019:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested at December 31, 2018	2,477,569	$6.19
Granted	1,742,551	13.32
Vested	(2,024,786)	7.52
Forfeited	(183,986)	6.67
Unvested at December 31, 2019	2,011,348	$11.02

Schedule of Stock-Based Compensation Expense
Stock-based compensation expense is included in the unaudited condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

	(in thousands)
Cost of revenue	$169	$—	$464	$—
Research and development	450	—	934	—
Sales and marketing	697	—	1,166	—
General and administrative	1,165	5,298	3,439	5,298
Total stock-based compensation	$2,481	$5,298	$6,003	$5,298

Stock-based compensation expense is included in the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Cost of revenue	$1,126	$9	$20
Research and development	2,290	28	161
Sales and marketing	8,697	15	259
General and administrative	13,220	1	33
Total stock-based compensation expense	$25,333	$53	$473